Property, Plant and Equipment, Right-of-Use Assets, Intangible Assets and Goodwill - Additional Information (Details) ¥ in Millions	Jun. 30, 2020 CNY (¥)
Disclosure of Property Plant and Equipment Right of Use Assets Intangible Assets and Goodwill [Abstract]
Acquisition of copyrights	¥ 600